Critical Accounting Estimates and Judgements	6 Months Ended
Sep. 30, 2025
Critical Accounting Estimates and Judgements [Abstract]
Critical accounting estimates and judgements

4. Critical accounting estimates and judgements

These Condensed Consolidated Interim Financial Statements follow the same accounting policies, estimates, and methods of application as our most recent Annual audited Consolidated Financial Statements .